Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstact]
Investments

Note 5. Investments

Investments accounted for using the equity method include:

	December 31,
	2012	2011
	(Millions)
OPPL - 50%	$454	$433
Gulfstream - 50%	348	355
Laurel Mountain - 51% (1)	444	291
Discovery - 60% (1)	350	182
Other	204	122
	$1,800	$1,383

_______

  We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.

The difference between the carrying value of our equity investments and the underlying equity in the net assets of the investees is $59 million at December 31, 2012, primarily related to impairments we previously recognized. These differences are amortized over the expected remaining life of the investees' underlying assets.

Our equity-method investees' organizational documents generally require distribution of available cash to equity holders on a quarterly basis. We generally fund our portion of significant expansion or development projects of these investees through additional capital contributions. As of December 31, 2012, our proportionate share of amounts remaining to be spent for specific capital projects already in progress for Discovery and Laurel Mountain totaled $189 million and $55 million, respectively.

We acquired a 1 percent and 24.5 percent interest in Gulfstream from a subsidiary of Williams in June 2012 and May 2011, respectively. (See Note 1.) We contributed $169 million to Discovery in 2012 and $174 million, $137 million and $43 million to Laurel Mountain in 2012, 2011, and 2010, respectively. In addition, in September 2010, we purchased an additional 49 percent ownership interest in OPPL for $424 million.

Dividends and distributions, including those presented below, received from companies accounted for by the equity method were $172 million, $169 million, and $133 million in 2012, 2011, and 2010, respectively. These transactions reduced the carrying value of our investments. These dividends and distributions primarily included:

	Years Ended December 31,
	2012	2011	2010
	(Millions)
Gulfstream	$78	$60	$39
Discovery	21	40	44
Aux Sable Liquid Products L.P.	28	35	28
OPPL	28	19	-

Summarized Financial Position and Results of Operations of All Equity Method Investments
		December 31,
		2012	2011
		(Millions)
Current assets		$366	$293
Noncurrent assets		5,225	4,409
Current liabilities		247	235
Noncurrent liabilities		1,301	1,257

	Years Ended December 31,
	2012	2011	2010
	(Millions)
Gross revenue	$1,213	$1,242	$1,050
Operating income	378	535	506
Net income	309	460	402